OPERATING SEGMENTS (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about revenue and expenses by reportable segments [Table Text Block]
	Loyalty
	Currency	Platform	Points	Total
	Retailing	Partners	Travel

Total revenue	338,341	7,704	1,501	347,546
Direct cost of principal revenue	299,969	570	31	300,570
Gross profit	38,372	7,134	1,470	46,976
Adjusted operating expenses [1]	17,623	8,881	7,246	33,750
Adjusted EBITDA	20,749	(1,747)	(5,776)	13,226
Equity-settled share-based payment expense [1]				4,455
Income tax expense				1,461
Depreciation and amortization				3,988
Foreign exchange gain				(58)
Net income				3,380

	Loyalty
	Currency	Platform	Points	Total
	Retailing	Partners	Travel
Total revenue	314,706	6,856	259	321,821
Direct cost of principal revenue	277,909	562	12	278,483
Gross profit	36,797	6,294	247	43,338
Adjusted operating expenses [1]	16,837	8,601	5,794	31,232
Adjusted EBITDA	19,960	(2,307)	(5,547)	12,106
Equity-settled share-based payment expense [1]				2,317
Income tax expense				1,545
Depreciation and amortization				4,529
Foreign exchange loss				230
Impairment loss				5,000
Net income				(1,515)

Disclosure of detailed information about revenues, geographic information [Table Text Block]
	Year ended

For the period ended December 31,	2017		2016
Revenue
United States	$303,856	87%	$282,824	88%
Europe	31,109	9%	28,754	9%
Canada and other	12,581	4%	10,243	3%
	$347,546	100%	$321,821	100%